Notes Receivable from Participants	12 Months Ended
Dec. 31, 2025
EBP 001
Employee Benefit Plan Notes Receivable From Participants [Line Items]
Notes Receivable from Participants
3.
Notes Receivable from Participants

Employees participating in the Plan are eligible to receive loans from the Plan. Loans that are granted to the participant are subject to the following conditions:

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The minimum term of any loan shall be 12 months. The maximum loan amount is determined under federal tax and pension laws. Borrowings are from the vested portion of accounts in any amount between $1,000 and $50,000, reduced by the highest outstanding loan balance within the prior 12 months. Loans are limited to one per participant.

The interest rates on loans are at reasonable rates of interest based on interest rates that institutions in the business of making loans would charge under similar circumstances, currently prime plus 1.0%, which was 7.75%, at December 31, 2025. The loans are secured by the balance in the participant’s account. Loans are repaid (principal and interest) and added back to the participant account balances generally through regular after-tax payroll deductions.